Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Non-current assets:
Real estate properties, net	$ 1,135,475	$ 1,174,271
Deferred rent receivable	12,492	13,420
Future tax assets	1,270	2,629
Note receivable	2,500
Receivable from Reorganized MEC		7,500
Fixed assets, net	35	95
Other assets	3,538	4,356
Discontinued operations		586,309
Total non-current assets	1,155,310	1,788,580
Current assets:
Current portion of note receivable	5,250
Current portion of receivable from Reorganized MEC		5,689
Accounts receivable	6,447	2,817
Income taxes receivable	995	1,469
Prepaid expenses and other	634	6,351
Cash and cash equivalents	55,957	66,732
Current assets of discontinued operations		72,115
Total assets	1,224,593	1,943,753
Non-current liabilities:
Senior unsecured debentures, net	258,836	264,312
Future tax liabilities	29,718	37,751
Deferred revenue	3,922
Discontinued operations		33,140
Total non-current liabilities	292,476	335,203
Current liabilities:
Long-term debt due within one year		2,254
Deferred revenue	3,539	2,752
Accounts payable and accrued liabilities	14,195	24,032
Income taxes payable	20,339	24,211
Bank indebtedness		13,071
Current liabilities of discontinued operations		50,542
Total liabilities	330,549	452,065
Shareholders' equity:
Contributed surplus	57,636	59,020
Deficit	(845,770)	(267,227)
Accumulated other comprehensive income	161,085	175,941
Total shareholders' equity	894,044	1,491,688
Total liabilities and shareholders' equity	1,224,593	1,943,753
Commitments and contingencies
Class A Common Shares
Shareholders' equity:
Common Shares	1,521,093	1,506,088
Class B Common Shares
Shareholders' equity:
Common Shares		$ 17,866